Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Financial Condition(Parenthetical)
Held-to-maturity Securities, Fair Value	$ 746	$ 4,024	$ 4,925
Loans and Leases Receivable, Allowance	$ 8,076	$ 10,101	$ 8,157
Preferred Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Common Stock, Par Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	40,000,000	40,000,000	40,000,000
Common Stock, Shares Issued	6,102,500	6,102,500	6,102,500
Common Stock, Shares Outstanding	6,102,500	6,102,500	6,102,500
Treasury Stock, Shares	50,000	50,000	50,000